Significant Operating Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Minimum Lease Payments Expensed	The Company expensed the lease payments as follows:

	Years Ended December 31
	2016	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Minimum lease payments	$1,135.7	$2,178.1	$4,243.1

Future Minimum Lease Payments under Non-cancellable Operating Leases

Future minimum lease payments under the above non-cancellable operating leases are as follows:

	December 31, 2017	December 31, 2018
	NT$ (In Millions)	NT$ (In Millions)
Not later than 1 year	$3,116.2	$5,824.1
Later than 1 year and not later than 5 years	5,174.7	5,834.9
Later than 5 years	8,905.9	9,190.6

	$17,196.8	$20,849.6